Retirement Plans (Details 14) (Other postretirement benefit plan cost [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other postretirement benefit plan cost [Member]
Change in the projected benefit obligation of pension and other employee benefit plans
Projected benefit obligation, beginning of year	$ 319	$ 324
Service cost	5	6	5
Interest cost	16	17	18
Benefits paid	(18)	(20)
Actuarial (gain) loss	(5)	(8)
Curtailments	(6)	0
Net change	(8)	(5)
Projected benefit obligation, end of year	$ 311	$ 319	$ 324